Client Name:	XXX
Client Project Name:	TPMT 2020-4_Group 2A
Start - End Dates:	11/29/2016 - 6/25/2018
Deal Loan Count:	7
Report Run Date:	9/23/2020 17:15

Loan Level Tape Compare Upload

Loans in Report	7

Redacted LoanID	Loan Number	LoanUID	Borrower Last Name	Field Name	Tape Data	Reviewer Data	Loan Status	Sample Group	Discrepancy Comment
A9418E3E-DBE4-40AF-A4D8-F2DB20C23844	XXX	XXX	XXX	Borrower 1 First Name	XXX	XXX	Complete	TPMT 2020-4_Group 2A	First name per Note is as shown in current value.
A9418E3E-DBE4-40AF-A4D8-F2DB20C23844	XXX	XXX	XXX	First Payment Date	XXX	XXX	Complete	TPMT 2020-4_Group 2A	First payment date is XXX
A9418E3E-DBE4-40AF-A4D8-F2DB20C23844	XXX	XXX	XXX	Loan Purpose	Rate and Term Refi	Cashout Refi	Complete	TPMT 2020-4_Group 2A	Loan purpose per HUD is Cashout Refi.
A9418E3E-DBE4-40AF-A4D8-F2DB20C23844	XXX	XXX	XXX	Modified Note Date	XXX	XXX	Complete	TPMT 2020-4_Group 2A	(No Data)
A9418E3E-DBE4-40AF-A4D8-F2DB20C23844	XXX	XXX	XXX	Origination Date	XXX	XXX	Complete	TPMT 2020-4_Group 2A	Note date is XXX
A9418E3E-DBE4-40AF-A4D8-F2DB20C23844	XXX	XXX	XXX	Representative Credit Score for Grading	601	595	Complete	TPMT 2020-4_Group 2A	Representative score is 595.
75A4B8E5-F802-4237-949A-09E7BE389B96	XXX	XXX	XXX	Loan Purpose	Rate and Term Refi	Cashout Refi	Missing File; Unavailable for Review	TPMT 2020-4_Group 2A	(No Data)
75A4B8E5-F802-4237-949A-09E7BE389B96	XXX	XXX	XXX	Modified Note Date	XXX	XXX	Missing File; Unavailable for Review	TPMT 2020-4_Group 2A	(No Data)
75A4B8E5-F802-4237-949A-09E7BE389B96	XXX	XXX	XXX	Property Street Address	XXX	XXX	Missing File; Unavailable for Review	TPMT 2020-4_Group 2A	(No Data)
E83BA86A-ABB3-4015-A146-56F95B47D92A	XXX	XXX	XXX	Modified Note Date	XXX	XXX	Complete	TPMT 2020-4_Group 2A	(No Data)
B31754AE-0C0E-411E-A697-85FBF431DF70	XXX	XXX	XXX	Origination Date	XXX	XXX	Complete	TPMT 2020-4_Group 2A	XXX is loan date per note.
4A6E9A69-11D4-4A42-8411-44EC0ECE8D3D	XXX	XXX	XXX	Maturity Date	06/XX/2038	05/XX/2038	Complete	TPMT 2020-4_Group 2A	Maturity date is 05/XX/2038 per Note.
4A6E9A69-11D4-4A42-8411-44EC0ECE8D3D	XXX	XXX	XXX	Modified Note Date	XXX	XXX	Complete	TPMT 2020-4_Group 2A	(No Data)
4A6E9A69-11D4-4A42-8411-44EC0ECE8D3D	XXX	XXX	XXX	Note Rate	7.2779	7.5279	Complete	TPMT 2020-4_Group 2A	Note rate is 7.5279% per Note.
8A0AF242-C74C-475C-851B-C2A87E5C916A	XXX	XXX	XXX	Maturity Date	09/XX/2037	08/XX/2037	Complete	TPMT 2020-4_Group 2A	Maturity Date 08/22/2037 Per Note.
8A0AF242-C74C-475C-851B-C2A87E5C916A	XXX	XXX	XXX	Note Rate	8.3219	9.0719	Complete	TPMT 2020-4_Group 2A	Note rate is 9.0719% per Note. Source of Tape value is Modification.
BC2787C6-2B8F-45A9-BFD3-792BD48BCCF7	XXX	XXX	XXX	Debt to Income Ratio (Back)	75.6500	73.4035	Complete	TPMT 2020-4_Group 2A	(No Data)
BC2787C6-2B8F-45A9-BFD3-792BD48BCCF7	XXX	XXX	XXX	Maturity Date	08/XX/2038	07/XX/2038	Complete	TPMT 2020-4_Group 2A	Maturity Date is 7/XX/2038 per Note.
BC2787C6-2B8F-45A9-BFD3-792BD48BCCF7	XXX	XXX	XXX	Modified Note Date	XXX	XXX	Complete	TPMT 2020-4_Group 2A	(No Data)
BC2787C6-2B8F-45A9-BFD3-792BD48BCCF7	XXX	XXX	XXX	Note Rate	9.3667	9.6167	Complete	TPMT 2020-4_Group 2A	Note Rate is 9.6167 per Note.

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